Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease Cost and Other Cash Flow Information related to Operating Leases
The following illustrates the components of lease cost for the periods presented:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Operating lease cost	$303,822	$245,415	$234,567
Short-term lease cost	9,571	18,459	9,799
Variable lease cost	37,573	35,539	25,598
Total lease cost	$350,966	$299,413	$269,964
Other cash flow information related to operating leases is as follows:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating lease cash payments	$294,430	$247,862	$229,203

Right-of-use assets obtained in exchange for lease liabilities
New operating leases	$655,991	$305,882	$271,096

Schedule of Summarized Balance Sheet Information
The following summarizes balance sheet information related to operating leases:

	September 30,
(in thousands, except for lease term and discount rate)	2025	2024
Right of use assets
Other assets	$1,548,478	$1,141,622

Lease liabilities
Accrued expenses and other	$253,770	$204,767
Other long-term liabilities	1,416,633	1,029,978
Total lease liabilities	$1,670,403	$1,234,745

Weighted-average remaining lease term	7.55 years	7.34 years
Weighted-average discount rate	4.63%	4.18%

Schedule of Future Minimum Rental Payments Under Noncancelable Operating Leases
Future minimum rental payments under noncancellable operating leases were as follows:

Payments Due by Fiscal Year (in thousands)	As of September 30, 2025
2026	$319,915
2027	295,076
2028	269,676
2029	237,780
2030	190,742
Thereafter	668,804
Total future undiscounted lease payments	1,981,993
Less: Future payments for leases that have not yet commenced [1]	(13,071)
Less: Imputed interest	(298,519)
Total lease liabilities	$1,670,403

[1] The Company has certain leases that it has executed of which it does not control the underlying assets; therefore, liabilities and ROU assets related to these leases were not recorded on the Company’s Consolidated Balance Sheet as of September 30, 2025.